                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number: ______
     This Amendment (Check only one.):       [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Fidelity National Title Group, Inc.
Address:   601 Riverside Avenue
           Jacksonville, FL 32204

Form 13F File Number:  28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony J. Park
Title:     Chief Financial Officer (Principal Financial and Accounting Officer)
Phone:     (904) 854-8812

Signature, Place, and Date of Signing:

(s) Anthony J. Park         Jacksonville, Florida    February 14, 2006
--------------------        ---------------------    -----------------
[Signature]                     [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number           Name

   28-                           Fidelity National Financial, Inc.
      -----------------
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1

Form 13F Information Table Entry Total:               21

Form 13F Information Table Value Total:        $ 176,848
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


None.

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                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: FIDELITY NATIONAL TITLE GROUP, INC.

                         TITLE OF                             SHARES/     SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER     CLASS       CUSIP     VALUE(X1000)  PRN AMT     PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED  NONE
CERTEGY INC.             COMMON    156880-10-6       39,445      972,500  SH         DEFINED         1    x
EFUNDS CORP              COMMON    28224R-10-1       31,855    1,359,000  SH         DEFINED         1    x
RENT WAY INC             COMMON    76009U-10-4       19,686    3,080,685  SH         DEFINED         1    x
HALLIBURTON CO.          COMMON    406216-10-1       14,963      241,500  SH         DEFINED         1    x
LONGVIEW FIBRE CO.       COMMON    543213-10-2       10,967      527,015  SH         DEFINED         1    x
CENDANT CORP.            COMMON    151313-10-3        9,539      553,000  SH         DEFINED         1    x
NTN COMMUNICATIONS INC.  COMMON    629410-30-9        8,987    6,031,211  SH         DEFINED         1    x
FRONTIER OIL CORP.       COMMON    35914P-10-5        8,820      235,000  SH         DEFINED         1    x
TRANSACTIONS SYSTEMS
 ARCHITECTS              COMMON    893416-10-7        8,680      301,500  SH         DEFINED         1    x
MICROSOFT                COMMON    594918-10-4        4,838      185,000  SH         DEFINED         1    x
CISCO SYS INC            COMMON    17275R-10-2        4,708      275,000  SH         DEFINED         1    x
CORILLIAN CORP           COMMON    218725-10-9        4,669    1,716,500  SH         DEFINED         1    x
TIFFANY & CO NEW         COMMON    886547-10-8        3,752       98,000  SH         DEFINED         1    x
COACH INC.               COMMON    189754-10-4        3,221       96,600  SH         DEFINED         1    x
BROCADE COMMUNICATION
 SYS INC                 COMMON    111621-10-8        1,584      389,255  SH         DEFINED         1    x
TEXAS INSTRUMENTS INC    COMMON    882508-10-4          802       25,000  SH         DEFINED         1    x
POPE RESOURCES LP        COMMON    732857-10-7          284        9,161  SH         DEFINED         1    x
GENEREX BIOTECHNOLGY
 CORP                    COMMON    371485-10-3           38       45,455  SH         DEFINED         1    x
UNIVERSAL CORP VA        COMMON    913456-10-9            9          200  SH         DEFINED         1    x
Landamerica Finl
 Group, Inc.             COMMON    514936-10-3            2           37  SH         DEFINED         1    x
COMCAST CORP NEW         COMMON    20030N-10-1            0            1  SH         DEFINED         1    x

                                                    176,848   16,141,620